Cover Page	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Marblegate Capital Corporation
Entity Central Index Key	0001965052
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	6770
Entity Tax Identification Number	92-2142791
Entity Address, Address Line One	411 Theodore Fremd Avenue
Entity Address, Address Line Two	Suite 206S
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	914
Local Phone Number	415-4082
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Andrew Milgram
Entity Address, Address Line One	411 Theodore Fremd Avenue
Entity Address, Address Line Two	Suite 206S
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	914
Local Phone Number	415-4081